Capital resources (Tables)	12 Months Ended
Dec. 31, 2021
Capital resources
Schedule of regulatory capital

	PRA transitional basis
	2021	2020
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	41,796	43,860
Preference shares - equity	(494)	(494)
Other equity instruments	(3,890)	(4,999)
	37,412	38,367
Regulatory adjustments and deductions
Own credit	21	(1)
Defined benefit pension fund adjustment	(465)	(579)
Cash flow hedging reserve	395	(229)
Deferred tax assets	(761)	(760)
Prudential valuation adjustments	(274)	(286)
Goodwill and other intangible assets	(6,312)	(6,182)
Foreseeable ordinary dividends	(846)	(364)
Foreseeable charges	(825)	—
Foreseeable pension contributions	(365)	(266)
Adjustment under IFRS 9 transitional arrangements	621	1,747
Other regulatory adjustments	(5)	—
	(8,816)	(6,920)

CET1 capital	28,596	31,447
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	3,875	4,983
Qualifying instruments and related share premium subject to phase out	571	690
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	—	140
AT1 capital	4,446	5,813
Tier 1 capital	33,042	37,260
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,935	4,882
Qualifying instruments issued by subsidiaries and held by third parties	314	1,191
Other regulatory adjustments	457	400
Tier 2 capital	5,706	6,473
Total regulatory capital	38,748	43,733